NEWBUILDINGS	12 Months Ended
Dec. 31, 2024
Newbuildings [Abstract]
NEWBUILDINGS	NEWBUILDINGS
Movements in the year ended December 31, 2024, are summarized as follows:

(in thousands of $)
Balance as of December 31, 2022	91,898
Installments paid	172,892
Capitalized interest expense	5,194
Other	4,297
Transfer to vessels and equipment	(219,504)
Balance as of December 31, 2023	54,777
Installments paid	94,675
Capitalized interest expense	2,152
Other	2,233
Transfer to vessels and equipment	(153,837)
Balance as of December 31, 2024	—

In 2021 and 2022, we entered into agreements for the construction of ten high-specification latest generation 85,000 dwt ECO-type Kamsarmax vessels. As of December 31, 2024, all ten vessels have been delivered to us, with six being delivered in 2023 and the remaining four during 2024.

In 2024, we paid installments, net of commissions, in total of $94.7 million. In 2023, we paid installments, net of commissions, of $172.9 million. In 2024 and 2023, we capitalized interest expense of $2.2 million and $5.2 million, respectively, for our ten Kamsarmax newbuildings.
As of December 31, 2024, there were no remaining newbuilding commitments.